Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2020
Right-of-use assets
Schedule of right-of-use assets

Leased
premises
$

Year ended December 31, 2019
Opening net book value	1,918
Foreign exchange	36
Depreciation	(261)
Closing net book value	1,693

As at December 31, 2019
Cost	1,918
Accumulated depreciation	(225)
Net book value	1,693

Year ended December 31, 2020
Opening net book value	1,693
Foreign exchange	36
Depreciation	(305)
Closing net book value	1,424

As at December 31, 2020
Cost	1,918
Accumulated depreciation	(494)
Net book value	1,424